PROVISION FOR CLOSURE AND RECLAMATION (Tables)	12 Months Ended
Dec. 31, 2022
PROVISION FOR CLOSURE AND RECLAMATION
Schedule of provisions for closure and reclamation

	Eskay	Snip	Total
Balance, December 31, 2020	$1,564	$3,597	$5,161
Revision of estimate	787	(805)	(18)
Accretion	2	6	8
Balance, December 31, 2021	$2,353	$2,798	$5,151
Revision of estimate	1,162	(153)	1,009
Balance, December 31, 2022	$3,515	$2,645	$6,160